GENERAL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Mar. 08, 2023
Datapath Inc [Member]
Percentage of shares acquire			100.00%
Estimated purchase price consideration	$ 19,231
Three major customers [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Percentage of revenue		44.00%